35. Insurance (Details Narrative) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Cemig Distribuicao [Member] | Operational Risk [Member]
Disclosure of types of insurance contracts [line items]
Expense arising from other energy distribution equipment	R$ 1,000
Cemig Geracao E Transmissao [Member]
Disclosure of types of insurance contracts [line items]
Maximum indemnity limit	231
Cemig Geracao E Transmissao [Member] | Operational Risk [Member]
Disclosure of types of insurance contracts [line items]
Expense arising from other energy distribution equipment	R$ 1,000